UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund

REMS Real Estate Value-Opportunity Fund

SEMI-ANNUAL
REPORT

For the six months ended June 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Portfolio Composition as of June 30, 2021 (unaudited)

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	27.28%
Residential	25.45%
Office/Industrial	11.61%
Retail	10.55%
Healthcare	8.25%
Hotel	7.88%
Exchange Traded Funds	2.96%
Money Market Fund	1.82%
95.80%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	2.66%
Convertible	1.12%
3.78%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of InvestmentsJune 30, 2021 (unaudited)

		Shares	Fair Value
91.02%	COMMON STOCKS

27.28%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.^	99,210	$1,817,527
	Digital Bridge Group, Inc.*	230,300	1,819,370
	The Howard Hughes Corp.*^	19,000	1,851,740
	iStar Financial, Inc. ^	93,400	1,936,182
	Kennedy-Wilson Holdings, Inc.^	100,594	1,998,803
	Mack-Cali Realty Corp.	111,300	1,908,795
	Spirit Realty Capital, Inc.^	29,400	1,406,496
			12,738,913

8.25%	HEALTHCARE
	Healthcare Trust of America, Inc.^	79,600	2,125,320
	Healthpeak Properties, Inc.^	51,900	1,727,751
			3,853,071

7.88%	HOTEL
	Hersha Hospitality Trust - Class A*^	166,600	1,792,616
	Ryman Hospitality Properties, Inc.*	23,900	1,887,144
			3,679,760

11.61%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	135,100	1,852,221
	Cousins Properties, Inc.^	6,200	228,036
	Stag Industrial, Inc.^	44,500	1,665,635
	WPT Industrial Real Estate Investment Trust	92,600	1,678,838
			5,424,730

25.45%	RESIDENTIAL
	Apartment Income REIT Corp.	42,000	1,992,060
	AvalonBay Communities, Inc.	9,000	1,878,210
	Catchmark Timber Trust, Inc - Class A^	156,836	1,834,981
	Century Communities, Inc.*^	23,000	1,530,420
	Forestar Group, Inc.*^	73,000	1,526,430
	Independence Realty Trust, Inc.^	81,800	1,491,214
	UMH Properties, Inc.	74,800	1,632,136
			11,885,451

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
10.55%	RETAIL
	Brixmor Property Group, Inc.^	85,600	$1,959,384
	Regency Centers Corp.	26,500	1,697,855
	Urban Edge Properties	66,600	1,272,060
			4,929,299

91.02%	TOTAL COMMON STOCKS		42,511,224
	(Cost: $35,766,507)

3.78%	PREFERRED STOCKS

1.12%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	9,200	524,492

2.66%	DIVERSIFIED/OTHER
	DigitalBridge Group Inc., Series G, 7.500%	9,800	250,096
	DigitalBridge Group Inc., Series H, 7.500%	19,744	508,211
	iStar Financial, Inc., Series I, 7.500%	18,983	481,788
			1,240,095

3.78%	TOTAL PREFERRED STOCKS		1,764,587
	(Cost: $1,687,442)

2.96%	EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund^	31,200	1,383,096

2.96%	TOTAL EXCHANGE TRADED FUNDS		1,383,096
	(Cost: $973,151)

97.76%	TOTAL LONG POSITIONS		45,658,907
	(Cost: $38,427,100)

1.82%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.0027%**	849,728	849,728
	(Cost: $849,728)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

	Shares	Fair Value
99.58%	NET INVESTMENTS IN SECURITIES
	(Cost: $39,276,828)	$46,508,635
0.42%	Other assets, net of liabilities	196,932
100.00%	NET ASSETS	$46,705,567

*Non-income producing

**Effective 7 day yield as of June 30, 2021

^All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $22,330,090.

REMS Real Estate Value-Opportunity Fund

Statements of Assets and LiabilitiesJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ASSETS
Investments at fair value* (Note 1)	$46,508,635
Receivable for investments sold	61,750
Receivable for capital stock sold	2,918
Dividends and interest receivable	113,191
Prepaid expenses	93,876
TOTAL ASSETS	46,780,370
LIABILITIES
Due to custodian	724
Payable for capital stock redeemed	26,622
Accrued interest payable	2
Accrued investment advisory fees	12,211
Accrued 12b-1 fees	12,516
Accrued administration and transfer agent	4,625
Other accrued expenses	18,103
TOTAL LIABILITIES	74,803
NET ASSETS	$46,705,567

Net Assets Consist of:
Paid-in-capital	$35,798,209
Distributable earnings	10,907,358
Net Assets	$46,705,567

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$38,587,280
Platform Class	8,118,287
Total	$46,705,567
Shares Outstanding
Institutional Class	2,587,465
Platform Class	549,504
Total	3,136,969
Net Asset Value and Offering Price Per Share
Institutional Class	$14.91
Platform Class	14.77

*Identified cost of	$39,276,828

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statements of OperationsFor the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME
Dividends	$820,985
Interest	82
Total investment income	821,067

EXPENSES
Investment advisory fees (Note 2)	220,747
12b-1 fees, Platform Class (Note 2)	9,303
Recordkeeping and administrative services (Note 2)	18,468
Accounting fees (Note 2)	14,997
Custodian fees	6,983
Transfer agent fees (Note 2)	14,767
Professional fees	20,623
Filing and registration fees	26,229
Trustee fees	3,546
Compliance fees	3,754
Shareholder reporting	12,361
Shareholder servicing (Note 2)
Institutional Class	22,969
Platform Class	9,303
Interest and dividend expense	5,072
Margin deficit interest expense	4,096
Proxy expense	22,874
Other	10,136
Total expenses	426,228
Advisory fee waivers (Note 2)	(139,609)
Net Expenses	286,619
Net investment income (loss)	534,448

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,829,219
Net increase (decrease) in unrealized appreciation (depreciation) of investments	6,625,094
Net realized and unrealized gain (loss) on investments and securities sold short	10,454,313

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,988,761

REMS Real Estate Value-Opportunity Fund

Statements of Changes in Net AssetsJune 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$534,448	$402,456
Net realized gain on investments, securities sold short and foreign currency transactions	3,829,219	241,264
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	6,625,094	(7,687,365)
Increase (decrease) in net assets from operations	10,988,761	(7,043,645)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(480,220)	(1,989,568)
Platform Class	(72,703)	(436,278)
Decrease in net assets from distributions	(552,923)	(2,425,846)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,372,186	2,555,589
Platform Class	847,063	214,532
Shares issued in connection with reorganization(1)
Institutional Class	—	22,928,492
Platform Class	—	1,824,361
Distributions reinvested
Institutional Class	429,363	1,618,755
Platform Class	69,209	409,847
Shares redeemed
Institutional Class	(12,317,316)	(36,141,069)
Platform Class	(1,201,650)	(1,788,663)
Increase (decrease) in net assets from capital stock transactions	(9,801,145)	(8,378,156)

NET ASSETS
Increase (decrease) during period	634,693	(17,847,647)
Beginning of period	46,070,874	63,918,521
End of period	$46,705,567	$46,070,874

(1)See Note 10 of Notes to Financial Statements

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Statement of Cash FlowsFor the Six Months Ended June 30, 2021 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$10,988,761
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(19,075,812)
Proceeds from disposition of investment securities	34,539,002
Sale of short term securities, net	(449,171)
Decrease (increase) in receivables for securities sold	3,187,871
Decrease (increase) in dividends and interest receivable	87,478
Decrease (increase) in due from advisor	12,248
Decrease (increase) in prepaid assets	(7,722)
Increase (decrease) in due to broker	(8,400,020)
Increase (decrease) in due to custodian	724
Increase (decrease) in interest payable	(6,536)
Increase (decrease) in accrued management fees	12,211
Increase (decrease) in other accrued expense	(13,416)
Unrealized appreciation on investments	(6,625,094)
Net realized gain (loss) from investments	(3,829,221)
Net cash provided by operating activities	10,421,303
Cash flows from financing activities:
Proceeds from shares sold	3,218,588
Payments on shares redeemed	(13,585,540)
Cash distributions paid	(54,351)
Net cash used in financing activities	(10,421,303)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$498,572
Cash financing activities not included herein consist of: Interest paid	$9,168

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares
	Six months ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.10		$13.79		$10.74		$12.76		$15.17		$16.01
Investment activities
Net investment income (loss)(1)	0.15		0.12		0.15		0.12		0.21		0.14
Net realized and unrealized gain (loss) on investments	2.82		(0.71)		3.24		(1.85)		(0.37)		1.44
Total from investment activities	2.97		(0.59)		3.39		(1.73)		(0.16)		1.58
Distributions
Net investment income	(0.16)		(0.19)		(0.15)		(0.12)		(0.21)		(0.15)
Realized gains	—		(0.91)		(0.15)		(0.06)		(2.04)		(2.27)
Return of capital	—		—		(0.04)		(0.11)		—		—
Total distributions	(0.16)		(1.10)		(0.34)		(0.29)		(2.25)		(2.42)

Net asset value, end of period	$14.91		$12.10		$13.79		$10.74		$12.76		$15.17

Total Return*	24.70%		(3.79%)		31.87%		(13.78%)		(1.28%)		9.89%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross(A)	1.68	%(B)	1.60	%(B)	1.36	%(B)	1.49	%(B)	1.41	%(B)	1.40	%(B)
Expenses, net of management fee waivers and reimbursements	1.13	%(C)	1.05	%(C)	1.09	%(C)	1.42	%(C)	1.37	%(C)	1.39	%(C)
Net investment income	2.21%		1.04%		1.16%		0.97%		1.41%		0.86%
Portfolio turnover rate*	39.79%		44.00%		40.00%		37.85%		43.77%		34.05%
Net assets, end of period (000's)	$38,587		$39,195		$56,725		$61,438		$130,210		$259,803

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund's expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.55%, 1.55%, 1.35%, 1.32%, 1.41%, 1.40%, for the six months ended June 30, 2021 and the years ended December 31, 2020 through December 31, 2016, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%, 1.09%, 1.25%, 1.25%, 1.25% for the six months ended June 30, 2021 and the years ended December 31, 2020 through December 31, 2016, respectively.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Platform Class Shares
	Six months ended June 30, 2021 (unaudited)		Years ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.98		$13.65		$10.62		$12.61		$15.01		$15.86
Investment activities
Net investment income (loss)(1)	0.14		0.04		0.11		0.06		0.17		0.10
Net realized and unrealized gain (loss) on investments	2.78		(0.65)		3.21		(1.80)		(0.36)		1.42
Total from investment activities	2.92		(0.61)		3.32		(1.74)		(0.19)		1.52
Distributions
Net investment income	(0.13)		(0.16)		(0.10)		(0.08)		(0.17)		(0.10)
Realized gains	—		(0.90)		(0.15)		(0.06)		(2.04)		(2.27)
Return of capital	—		—		(0.04)		(0.11)		—		—
Total distributions	(0.13)		(1.06)		(0.29)		(0.25)		(2.21)		(2.37)

Net asset value, end of period	$14.77		$11.98		$13.65		$10.62		$12.61		$15.01

Total Return*	24.51%		(4.06%)		31.53%		(13.97%)		(1.49%)		9.62%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross(A)	2.07	%(B)	2.07	%(B)	1.79	%(B)	1.91	%(B)	1.70	%(B)	1.65	%(B)
Expenses, net of management fee waivers and reimbursements	1.38	%(C)	1.31	%(C)	1.34	%(C)	1.67	%(C)	1.62	%(C)	1.64	%(C)
Net investment income	2.01%		0.33%		0.90%		0.51%		1.20%		0.61%
Portfolio turnover rate*	39.79%		44.00%		40.00%		37.85%		43.77%		34.05%
Net assets, end of period (000's)	$8,118		$6,876		$7,193		$7,451		$14,064		$25,074

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund's expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.94%, 2.01%, 1.78%, 1.74%, 1.70%, 1.65% for the six months ended June 30, 2021 and the years ended December 31, 2020 through December 31, 2016, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.25%, 1.25%, 1.33%, 1.50%, 1.50%, 1.50% for the six months ended June 30, 2021 and the years ended December 31, 2020 through December 31, 2016, respectively.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial StatementsJune 30, 2021 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund” or “REMS Value”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Real Estate Management Services Group, LLC (“REMS”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.

REMS Value currently offers Institutional, Platform and Z Shares. At June 30, 2021, there were no Z Shares outstanding for REMS Value.

The investment objectives of the Fund are as follows:

Fund	Objective
REMS Value

to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REMS Value
Common Stocks	$42,511,224	$—	$—	$42,511,224
Preferred Stocks	1,240,095	524,492	—	1,764,587
Exchange Traded Funds	1,383,096	—	—	1,383,096
Money Market	849,728	—	—	849,728
	$45,984,143	$524,492	$—	$46,508,635

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2017-2020) and expected to be taken in the 2021 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2021, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

increased by the amount of transaction costs. At June 30, 2021, the Fund held no securities short.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, REMS, provides investment advisory services for an annual fee of 0.90% of the average daily net assets of the Fund.

REMS earned and waived management fees and reimbursed Fund expenses for the six months ended June 30, 2021 as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
REMS Value	0.90%	$220,747	$139,609	$—

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of REMS Value, until April 30, 2031. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. Each waiver and/or reimbursement of an expense by REMS is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of June 30, 2021 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	2024	Total
REMS Value	$94,622	$195,789	$244,306	$139,609	$674,326

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to

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REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

For the year ended June 30, 2021, the following fees under the 12b-1 Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$9,303

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. For the six months ended June 30, 2021, the following fees under the shareholder services plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$22,969
REMS Value	Platform	Shareholder Servicing	9,303

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For the six months ended June 30, 2021, the following fees were paid to CFS:

Fund	Administration	Transfer Agent	Accounting
REMS Value	$16,225	$13,924	$10,842

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2021 were as follows:

Fund	Purchases	Sales
REMS Value	$19,075,812	$34,539,002

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by REMS Value are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

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REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

REMS Value	Six months ended June 30, 2021 (unaudited)	Year ended December 31, 2020
Distributions paid from:
Ordinary income	$552,923	$699,964
Realized gains	—	1,725,882
	$552,923	$2,425,846

As of June 30, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(18,475)
Accumulated net realized gain (loss)	3,694,026
Net unrealized appreciation (depreciation)	7,231,807
$10,907,358

As of June 30, 2021, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
REMS Value	$39,276,828	$7,316,570	$(84,763)	$7,231,807

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended June 30, 2021 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	167,945	57,684
Shares reinvested	31,669	5,157
Shares redeemed	(850,209)	(87,217)
Net increase (decrease)	(650,595)	(24,376)

	Year ended December 31, 2020
	Institutional Shares	Platform Shares
Shares sold	239,055	19,375
Shares issued in connection with reorganization	1,909,117	153,437
Shares reinvested	140,744	35,530
Shares redeemed	(3,163,257)	(161,407)
Net increase (decrease)	(874,341)	46,935

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s administrator. There was no transfer to REMS Value’s administrator to offset operating expenses during the six months ended June 30, 2021.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or

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REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2021 the interest was as follows:

	Outstanding Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding	Outstanding Balance as of 6/30/2021	Interest Expense
REMS Value	$859,820	1.20%	$8,400,020	$724	$5,072

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2021, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 6/30/2021
REMS Value	$119,384	0.77%	$925	$4,100,930	$ —

NOTE 9 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

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REMS Real Estate Value-Opportunity Fund

Notes to Financial Statements - continuedJune 30, 2021 (unaudited)

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund's Board of Trustees approved the appointment of the Adviser as the Fund's Liquidity Risk Management Administrator. The Adviser has appointed a representative from its compliance and trading departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund's liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held during the period. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund's investment strategy remains appropriate for an open-end fund; and (iii) the Fund's liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur ongoing costs including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2021 and held for the six months ended June 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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REMS Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (6/30/21)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$1,246.96	1.13%	$6.30
Institutional Class Hypothetical**	$1,000.00	$1,019.35	1.13%	$5.66
Platform Class Actual (HLPPX)	$1,000.00	$1,245.11	1.38%	$7.71
Platform Class Hypothetical**	$1,000.00	$1,018.08	1.38%	$6.93

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***For the six months ended June 30, 2021, fees waived by REMS reduced the annualized expense ratio by 0.55% and 0.69% for the REMS Value Institutional Class and Platform Class, respectively.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 3, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 3, 2021

* Print the name and title of each signing officer under his or her signature.